Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes	Income TaxesIncome Tax Expense
The following table presents income tax expenses (recoveries) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2025	2024
Current tax
Current year	$773	$655
Global Minimum Taxes	222	231
Adjustments related to prior years	45	15
Total current tax	1,040	901
Deferred tax
Origination and reversal of temporary differences	(43)	424
Adjustments related to prior years	29	(113)
Effects of change in tax rates	8	-
Total deferred tax	(6)	311
Income tax expenses (recoveries)	$1,034	$1,212
The following table discloses income tax expenses (recoveries) recognized directly in equity.

For the years ended December 31,	2025	2024
Recognized in other comprehensive income
Current income tax expenses (recoveries)	$(11)	$174
Deferred income tax expenses (recoveries)	183	885
Total recognized in other comprehensive income	$172	$1,059
Recognized in equity, other than other comprehensive income
Current income tax expenses (recoveries)	$4	$4
Deferred income tax expenses (recoveries)	(4)	(5)
Total income tax recognized directly in equity	$-	$(1)
Current Income Tax Receivable and Payable
As at December 31, 2025, the Company had approximately $999 of current income tax receivable included in other assets (2024
– $1,070) and a current income tax payable of $619 included in other liabilities (2024 – $453).
Tax Reconciliation
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 27.80%
for the year ended December 31, 2025 (2024 – 27.80%) for the items outlined in the following table.

For the years ended December 31,	2025	2024
Net income (loss) before income taxes	$7,094	$7,090
Income tax expenses (recoveries) at Canadian statutory tax rate	$1,972	$1,971
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(291)	(306)
Differences in tax rate on income not subject to tax in Canada	(948)	(938)
Adjustments to taxes related to prior years	74	(98)
Tax losses and temporary differences not recognized as deferred taxes	-	94
Tax rate change	8	-
Global Minimum Taxes	222	231
Other differences	(3)	258
Income tax expenses (recoveries)	$1,034	$1,212
Deferred Tax Assets and Liabilities
The following table presents the Company’s deferred tax assets and liabilities reflected on the Consolidated Statements of
Financial Position.

As at December 31,	2025	2024
Deferred tax assets	$5,741	$5,884
Deferred tax liabilities	(2,018)	(1,890)
Net deferred tax assets (liabilities)	$3,723	$3,994
The following tables present movement of deferred tax assets and liabilities.

For the year ended December 31, 2025	Balance, January 1, 2025	Acquired in business combination	Disposals	Recognized in income	Recognized in other comprehensive income	Recognized in equity	Translation and other	Balance, December 31, 2025
Loss carryforwards	$851	$-	$-	$525	$(1)	$(11)	$(11)	$1,353
Actuarial liabilities	4,164	-	-	(422)	229	-	(194)	3,777
Pensions and post-employment benefits	153	-	-	3	(5)	-	(1)	150
Tax credits	238	-	-	80	-	-	(8)	310
Accrued interest	5	-	-	(15)	-	-	-	(10)
Real estate	(970)	-	-	(5)	-	-	29	(946)
Lease liability	45	-	-	-	-	-	-	45
Right of use asset and sublease receivable	(43)	-	-	-	-	-	-	(43)
Securities and other investments	390	-	-	(150)	(397)	-	22	(135)
Sale of investments	(8)	-	-	6	-	-	-	(2)
Goodwill and intangible assets	(829)	-	-	(5)	-	-	21	(813)
Other	(2)	-	-	(11)	(9)	15	44	37
Total	$3,994	$-	$-	$6	$(183)	$4	$(98)	$3,723

For the year ended December 31, 2024,	Balance, January 1, 2024	Acquired in business combination	Disposals	Recognized in income	Recognized in other comprehensive income	Recognized in equity	Translation and other	Balance, December 31, 2024
Loss carryforwards	$670	$-	$-	$180	$-	$(13)	$14	$851
Actuarial liabilities	5,813	-	-	(972)	(1,059)	(1)	383	4,164
Pensions and post-employment benefits	171	-	-	1	(20)	-	1	153
Tax credits	122	-	-	109	-	-	7	238
Accrued interest	1	-	-	4	-	-	-	5
Real estate	(1,135)	-	-	214	1	-	(50)	(970)
Lease liability	38	-	-	7	-	1	(1)	45
Right of use asset and sublease receivable	(34)	-	-	(8)	-	(1)	-	(43)
Securities and other investments	86	-	-	276	197	2	(171)	390
Sale of investments	(18)	-	-	10	-	-	-	(8)
Goodwill and intangible assets	(822)	-	-	24	-	-	(31)	(829)
Other	150	4	-	(156)	(4)	17	(13)	(2)
Total	$5,042	$4	$-	$(311)	$(885)	$5	$139	$3,994
The total deferred tax assets as at December 31, 2025 of $5,741 (2024 – $5,884) includes $173 (2024 – $27) where the
Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.
As at December 31, 2025, tax loss carryforwards available were approximately $8,152 (2024 – $4,837), of which $5,342 expire between the years 2026 and 2045 while $2,810 have no expiry date, and capital loss carryforwards available were approximately
$16 (2024 – $27) and have no expiry date. A $1,353 (2024 – $851) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2025, and a benefit of $472 (2024 – $356) has not been recognized. The
Company has approximately $476 (2024 – $412) of tax credit carryforwards which will expire between the years 2026 and 2045 of which a benefit of $166 (2024 – $174) has not been recognized. In addition, the Company has not recognized a deferred tax asset of $908 (2024 – $1,152) on other temporary differences of $4,116 (2024 – $5,341).
The total deferred tax liability as at December 31, 2025 was $2,018 (2024 – $1,890). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $11,709 (2024 – $14,955).